Related Party Transactions - Convertible Notes (Details) - Convertible notes - Holdings' Members - Related Party Debt Transaction - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	May 31, 2014
Due to Related Party
Face amount of debt		$ 39.0
Interest rate percentage		6.00%
Interest expense	$ 0.2